INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	Income tax expense consisted of the following components:

(Dollars in thousands)	2025	2024	2023
Current expense
Federal	$36,608	$15,133	$46,800
State	10,150	3,159	2,568
Total current expense	46,758	18,292	49,368
Deferred expense (benefit)
Federal	23,964	21,014	11,769
State	(5,057)	188	1,596
Total deferred expense (benefit)	18,907	21,202	13,365
Income tax expense	$65,665	$39,494	$62,733

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates applied to income before income taxes and the effective rates were due to the following:

	2025		2024		2023
(Dollars in thousands)	Amount	Percent	Amount	Percent	Amount	Percent
U.S. federal statutory rate	$67,467	21.0%	$56,348	21.0%	$66,905	21.0%
State and local income taxes, net of federal tax effect(1)	4,023	1.3%	1,676	0.6%	3,290	1.0%
Tax credits
Energy related tax credits(2)	(1,640)	(0.5)%	(9,977)	(3.7)%	0	0.0%
Low income housing credit(2)	(3,083)	(1.0)%	(3,427)	(1.3)%	(2,465)	(0.8)%
Other	(531)	(0.2)%	(1,702)	(0.6)%	(621)	(0.2)%
Nontaxable or nondeductible items
Tax-exempt interest, net of TEFRA penalty	(3,534)	(1.1)%	(3,945)	(1.5)%	(4,741)	(1.5)%
Other	2,117	0.7%	569	0.2%	(313)	(0.1)%
Other adjustments	846	0.3%	(48)	0.0%	678	0.2%
Income tax expense	$65,665	20.4%	$39,494	14.7%	$62,733	19.7%
(1)State taxes in Indiana, New York, and California comprise the majority (greater than 50%) of the tax effect in this category for 2025. State taxes in Indiana and Illinois made up the majority of the tax effect in this category for 2024 and 2023.
(2) Includes tax credits, investment amortization, and projected tax losses associated with tax-advantaged investments.

Schedule Of Income Taxes Paid
Income taxes paid as of December 31, 2025, 2024, and 2023 were:

(Dollars in thousands)	2025	2024	2023
Federal	$4,866	$25,000	$5,000
State and local
New York	984	*	810
California	663	*	*
Illinois	625	*	1,175
New Jersey	*	*	655
Tennessee	*	*	640
All other states	2,075	2,523	1,796
Foreign	0	0	0
Income taxes paid	$9,213	$27,523	$10,076
* Jurisdiction below the 5% disclosure threshold for the periods presented.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that gave rise to deferred tax assets and liabilities at December 31, 2025 and 2024, were as follows:

(Dollars in thousands)	2025	2024
Deferred tax assets
Allowance for credit losses	$43,905	$35,984
Fair value adjustments on business combinations	2,000	0
Deferred compensation	541	430
Postretirement benefits other than pension liability	492	502
Accrued stock-based compensation	2,118	2,701
Interest on nonaccrual loans	1,992	398
Accrued expenses	8,626	7,978
Net unrealized losses on investment securities and derivatives	46,279	72,818
State net operating loss	4,636	1,462
Leasing liability	13,987	14,185
Reserve for unfunded commitments	4,749	3,902
Section 174 capitalized expense	703	1,373
Tax credit carryforwards	1,949	0
Other	4,585	283
Total deferred tax assets	136,562	142,016

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(9,365)	(5,652)
FHLB and FRB stock	(4,380)	(3,910)
Mortgage-servicing rights	(5,169)	(4,262)
Leasing activities	(84,261)	(42,654)
Retirement obligation	(10,464)	(10,608)
Intangible assets	(25,592)	(23,138)
Deferred loan fees and costs	(4,398)	(3,406)
Prepaid expenses	(380)	(408)
Limited partnership investments	(3,939)	(9,394)
Fair value adjustments on business combinations	0	(5,716)
ASU 2016-01 unrealized gain/loss-equity securities	(284)	(207)
Right of use assets	(11,697)	(11,839)
Other	(7,698)	(4,811)
Total deferred tax liabilities	(167,627)	(126,005)
Total net deferred tax asset (liability)	$(31,065)	$16,011

Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued [Abstract]
A progression of gross unrecognized tax benefits as of December 31, 2025, 2024 and 2023 is as follows:

(Dollars in thousands)	2025	2024	2023
Balance at beginning of year	$0	$0	$2,386
Reductions for tax positions of prior years	0	0	(1,909)
Settlements	0	0	(477)
Balance at end of year	$0	$0	$0